INCOME TAX CREDIT (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	[1]	$ 83,000	$ 37,000	$ (167,000)
Income from the Paycheck Protection Program loans			$ 4,700,000
Corporation tax rate		12.50%	(12.50%)	12.50%
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 109,000	$ 118,000	$ 444,000
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 26,000	$ 81,000	$ 397,000

[1]	In 2022, there was a deferred tax charge of US$109,000 (2021: charge of US$118,000) (2020: credit of US$444,000) recognised in respect of Ireland and a deferred tax credit of US$26,000 (2021: credit of US$81,000) (2020: credit of US$397,000) recognised in respect of overseas tax jurisdictions.